Consolidated statements of shareholders' equity - EUR (€)	Total	Equity Attributable To Owners Of Parent [Member]	Issued Capital [Member]	Treasury Shares [Member]	Share Premium [Member]	Retained Earnings [Member]	Reserve Of Exchange Differences On Translation [Member]	Reserve Of Cash Flow Hedges [Member]	Reserve Of Remeasurements Of Defined Benefit Plans [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Dec. 31, 2016	€ 11,051,132,000	€ 9,977,657,000	€ 307,222,000	€ (50,993,000)	€ 3,960,115,000	€ 6,085,876,000	€ (26,019,000)	€ (38,107,000)	€ (260,437,000)	€ 1,073,475,000
Balance at beginning of period (in shares) at Dec. 31, 2016			307,221,791	(999,951)
Proceeds from exercise of options and related tax effects	4,096,000	4,096,000			4,014,000
Compensation expense related to stock options	2,163,000	2,163,000			2,163,000
Purchase/sale of noncontrolling interests	(14,888,000)	(32,225,000)			(32,225,000)					17,337,000
Contributions from/to noncontrolling interests	(51,364,000)									(51,364,000)
Net income	376,983,000	308,175,000				308,175,000				68,808,000
Other comprehensive income (loss) related to:
Foreign currency translation	(61,369,000)	(48,641,000)					(50,440,000)	18,000	1,781,000	(12,728,000)
Cash flow hedges, net of related tax effects	6,391,000	6,391,000						6,391,000
Total comprehensive income	322,005,000	265,925,000								56,080,000
Balance at end of period at Mar. 31, 2017	11,298,053,000	10,202,525,000	€ 307,304,000	€ (50,993,000)	3,934,067,000	6,378,960,000	(76,459,000)	(31,698,000)	(258,656,000)	1,095,528,000
Balance at end of period (in shares) at Mar. 31, 2017			307,303,855	(999,951)
Noncontrolling interests subject to put provisions	15,091,000	15,091,000				15,091,000
Adjusted balance application IFRS 9	(6,466,000)	(6,466,000)				(6,466,000)
Noncontrolling interests subject to put provisions	(830,773,000)
Balance at beginning of period at Dec. 31, 2017	10,828,186,000	9,820,102,000	€ 308,111,000	€ (108,931,000)	3,969,245,000	7,137,255,000	(1,203,904,000)	(18,336,000)	(263,338,000)	1,008,084,000
Balance at beginning of period (in shares) at Dec. 31, 2017			308,111,000	(1,659,951)
Proceeds from exercise of options and related tax effects	486,000	486,000			476,000
Compensation expense related to stock options	2,014,000	2,014,000			2,014,000
Withdrawal of treasury stock	0
Dividends paid	0
Purchase/sale of noncontrolling interests	(8,364,000)	2,835,000			2,835,000					(11,199,000)
Contributions from/to noncontrolling interests	(43,702,000)									(43,702,000)
Net income	329,709,000	278,555,000				278,555,000				51,154,000
Other comprehensive income (loss) related to:
Foreign currency translation	(263,651,000)	(238,273,000)					(242,242,000)	13,000	3,956,000	(25,378,000)
Cash flow hedges, net of related tax effects	5,616,000	5,616,000						5,616,000
Total comprehensive income	71,674,000	45,898,000								25,776,000
Balance at end of period at Mar. 31, 2018	10,910,948,000	9,931,989,000	€ 308,121,000	€ (108,931,000)	€ 3,974,570,000	7,476,464,000	€ (1,446,146,000)	€ (12,707,000)	€ (259,382,000)	€ 978,959,000
Balance at end of period (in shares) at Mar. 31, 2018			308,121,322	(1,659,951)
Noncontrolling interests subject to put provisions	€ (742,289,430.11419)	€ (67,120,000)				€ (67,120,000)